Non-controlling Interests - Summary of Changes in Non-controlling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020
Beginning balance	$ 104,901
Exercise of share options in Koolearn Holding	175	$ 1,929	$ 3,629
Net loss attributed to non-controlling interests	(1,220,276)	230,021	354,859
Ending balance	88,018	104,901
Noncontrolling Interest [Member]
Beginning balance	104,901	136,516
Purchase of non-controlling interests		(626)
Koolearn Holding additional shares issuance		30,000
Share-based compensation expenses from Koolearn Holding	14,481	39,527
Exercise of share options in Koolearn Holding	175	1,929	3,629
Foreign currency translation adjustment	1,016	1,948
Net loss attributed to non-controlling interests	(32,555)	(104,393)	(58,474)
Ending balance	$ 88,018	$ 104,901	$ 136,516